SHARE-BASED COMPENSATION - Additional Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2025 invitation	Dec. 31, 2025 GBP (£) £ / shares shares	Dec. 31, 2024 GBP (£) £ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities arising from share-based payment transactions		£ 64,000,000	£ 24,000,000
Liabilities arising from share-based payment transactions, vested liabilities		12,000,000	£ 1,000,000
Number of sharesave schemes launched | invitation	17
Employee saving on share based compensation		£ 660,000
Price determination period for options		3 days
Maximum discount applicable		20.00%
Actual discount applied		10.00%
Expiration term of vested options		6 months
Weighted average share price (GBP per share) | £ / shares		£ 7.78	£ 3.64
Weighted average share price, share options granted (in GBP per share) | £ / shares		£ 0.44	£ 0.23
Number of shares outstanding (in shares) | shares		2,815,000	3,662,718
Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional retention period for deferred bonus awards		1 year
Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum investment value per tax year		£ 1,800
Percentage of maximum salary that can be invested		10.00%
Transformation Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities arising from share-based payment transactions		£ 13,400,000	£ 5,200,000
Shares | Material Risk Takers Option 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage		50.00%
Cash | Material Risk Takers Option 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage		50.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of options		3 years
Employee saving on share based compensation		£ 5
Minimum | Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum retention period to sell shares free of income tax		5 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of options		5 years
Employee saving on share based compensation		£ 500
Variable pay of less than 500,000 | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus		40.00%
Variable pay at or above 500,000 | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus		60.00%
Period one | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferral period from anniversary of initial award		4 years
Period two | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferral period from anniversary of initial award		5 years